Carrying Amounts and Classifications of Assets and Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited USD ($)	Dec. 31, 2013 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited CNY	Dec. 31, 2012 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited CNY
Current assets:
Cash and cash equivalents	$ 41,153	249,126	$ 21,266	128,736	187,237	104,038	$ 2,937	17,778	8,024
Short-term investments	8,552	51,772		45,000			3,416	20,680	25,000
Accounts receivable	23,134	140,049		41,726			13,994	84,718	6,405
Prepayments and other current assets	15,129	91,585		37,386			9,166	55,491	6,375
Total current assets	91,755	555,454		255,469			29,513	178,667	45,804
Non-current assets:
Long-term investment	330	2,000					330	2,000
Property and equipment, net	2,161	13,085		4,814			965	5,843	2,115
Intangible assets, net	14,353	86,891		42,998			6,448	39,037	9,681
Deferred tax assets	448	2,714		129			4	27	66
Other non-current assets	849	5,139		343			740	4,481
Total non-current assets	115,245	697,670		641,725			8,487	51,388	11,862
Total assets	207,000	1,253,124		897,194			38,000	230,055	57,666
Current liabilities:
Accounts payable	9,774	59,170		3,689			5,811	35,178	719
Technology services and market promotion fees payable to the WFOEs							11,081	67,084	52,890
Accrued expenses and other current liabilities	6,800	41,174		19,597			3,901	23,618	7,352
Deferred revenue	2,050	12,413		1,697			284	1,722	1,597
Total current liabilities	21,243	128,608		26,050			21,077	127,602	62,558
Non-current liabilities:
Unrecognized tax benefits	1,647	9,970		21,944			777	4,702	4,233
Other non-current liabilities	330	2,000		2,150			330	2,000	2,150
Total non-current liabilities	3,264	19,763		31,938			1,107	6,702	6,383
Total liabilities	$ 24,507	148,371		57,988			$ 22,184	134,304	68,941